Fair Value Disclosures - Quantitative Information About Level 3 (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Impaired Loans Installment
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 290,000	$ 450,000
Recurring | Mortgage Loan Servicing, net | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Servicing asset fair value	$ 46,796,000	$ 42,243,000
Recurring | Mortgage Loan Servicing, net | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0433	0.0382
Recurring | Mortgage Loan Servicing, net | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1000	0.1000
Recurring | Mortgage Loan Servicing, net | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	70	70
Recurring | Mortgage Loan Servicing, net | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	20
Recurring | Mortgage Loan Servicing, net | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0540	0.0656
Recurring | Mortgage Loan Servicing, net | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1915	0.1427
Recurring | Mortgage Loan Servicing, net | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	817	442
Recurring | Mortgage Loan Servicing, net | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	30	30
Recurring | Mortgage Loan Servicing, net | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.2828	0.2647
Recurring | Mortgage Loan Servicing, net | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1037	0.1025
Recurring | Mortgage Loan Servicing, net | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	79	79
Recurring | Mortgage Loan Servicing, net | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	20
Recurring | Mortgage Loan Servicing, net | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0433	0.0382
Recurring | Mortgage Loan Servicing, net | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0754	0.0850
Nonrecurring | Collateral Dependent Loans, Commercial | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 4,337,000	$ 551,000
Nonrecurring | Collateral Dependent Loans, Commercial | Minimum | Discounting financial statement and machinery and equipment appraised values | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.450
Nonrecurring | Collateral Dependent Loans, Commercial | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.200)	(0.050)
Nonrecurring | Collateral Dependent Loans, Commercial | Maximum | Discounting financial statement and machinery and equipment appraised values | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.550
Nonrecurring | Collateral Dependent Loans, Commercial | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.350	0.060
Nonrecurring | Collateral Dependent Loans, Commercial | Weighted Average | Discounting financial statement and machinery and equipment appraised values | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.505
Nonrecurring | Collateral Dependent Loans, Commercial | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.014)	(0.004)
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 1,176,000	$ 1,468,000
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.220)	(0.041)
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.217	0.105
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.004)	0.031